Columbia Variable Portfolio – Disciplined Core Fund
Third Quarter Report
September 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Disciplined Core Fund, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.7%
Issuer	Shares	Value ($)
Communication Services 9.2%
Diversified Telecommunication Services 0.2%
AT&T, Inc.	329,070	7,239,540
Interactive Media & Services 9.0%
Alphabet, Inc., Class A	1,233,819	204,628,881
Meta Platforms, Inc., Class A	297,666	170,395,925
Total		375,024,806
Total Communication Services		382,264,346
Consumer Discretionary 10.5%
Automobiles 0.7%
Tesla, Inc.(a)	112,405	29,408,520
Broadline Retail 3.8%
Amazon.com, Inc.(a)	844,943	157,438,229
Hotels, Restaurants & Leisure 1.9%
Booking Holdings, Inc.	18,315	77,144,978
Household Durables 1.6%
Lennar Corp., Class A	146,734	27,509,690
PulteGroup, Inc.	281,270	40,370,683
Total		67,880,373
Textiles, Apparel & Luxury Goods 2.5%
Deckers Outdoor Corp.(a)	158,772	25,316,196
Ralph Lauren Corp.	281,129	54,502,479
Tapestry, Inc.	519,046	24,384,781
Total		104,203,456
Total Consumer Discretionary		436,075,556
Consumer Staples 6.0%
Consumer Staples Distribution & Retail 0.6%
Target Corp.	151,991	23,689,317
Food Products 2.0%
Archer-Daniels-Midland Co.	995,768	59,487,180
Bunge Global SA	255,793	24,719,836
Total		84,207,016
Household Products 1.6%
Colgate-Palmolive Co.	633,438	65,757,199
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 1.8%
Altria Group, Inc.	1,456,673	74,348,590
Total Consumer Staples		248,002,122
Energy 3.1%
Oil, Gas & Consumable Fuels 3.1%
Chevron Corp.	37,836	5,572,108
Exxon Mobil Corp.	229,770	26,933,640
Marathon Petroleum Corp.	311,900	50,811,629
Valero Energy Corp.	343,545	46,388,881
Total		129,706,258
Total Energy		129,706,258
Financials 12.4%
Banks 3.8%
Bank of America Corp.	333,004	13,213,599
Citigroup, Inc.	1,267,859	79,367,973
JPMorgan Chase & Co.	199,354	42,035,785
Wells Fargo & Co.	396,335	22,388,964
Total		157,006,321
Capital Markets 2.5%
Bank of New York Mellon Corp. (The)	279,602	20,092,200
Cboe Global Markets, Inc.	26,907	5,512,437
CME Group, Inc.	202,681	44,721,562
State Street Corp.	389,298	34,441,194
Total		104,767,393
Consumer Finance 0.5%
Synchrony Financial	372,301	18,570,374
Financial Services 2.4%
Fiserv, Inc.(a)	450,914	81,006,700
Visa, Inc., Class A	60,399	16,606,705
Total		97,613,405
Insurance 3.2%
Marsh & McLennan Companies, Inc.	337,567	75,307,822
Prudential Financial, Inc.	308,637	37,375,941
Willis Towers Watson PLC	73,270	21,580,213
Total		134,263,976
Total Financials		512,221,469

Columbia Variable Portfolio – Disciplined Core Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Disciplined Core Fund, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 11.3%
Biotechnology 2.4%
AbbVie, Inc.	192,575	38,029,711
Amgen, Inc.	22,354	7,202,682
BioMarin Pharmaceutical, Inc.(a)	96,667	6,794,724
Regeneron Pharmaceuticals, Inc.(a)	21,346	22,439,769
Vertex Pharmaceuticals, Inc.(a)	52,955	24,628,311
Total		99,095,197
Health Care Equipment & Supplies 3.8%
Baxter International, Inc.	1,933,720	73,423,348
Hologic, Inc.(a)	680,243	55,412,595
Medtronic PLC	321,268	28,923,758
Total		157,759,701
Health Care Providers & Services 2.2%
Cardinal Health, Inc.	301,348	33,304,981
Cigna Group (The)	168,043	58,216,817
Total		91,521,798
Pharmaceuticals 2.9%
Bristol-Myers Squibb Co.	1,468,173	75,963,271
Johnson & Johnson	37,151	6,020,691
Viatris, Inc.	3,376,481	39,200,945
Total		121,184,907
Total Health Care		469,561,603
Industrials 8.6%
Aerospace & Defense 0.8%
Lockheed Martin Corp.	59,481	34,770,213
Air Freight & Logistics 1.7%
FedEx Corp.	250,977	68,687,385
Building Products 1.6%
Masco Corp.	474,564	39,834,902
Trane Technologies PLC	69,962	27,196,328
Total		67,031,230
Ground Transportation 0.1%
CSX Corp.	160,387	5,538,163
Industrial Conglomerates 1.0%
3M Co.	319,938	43,735,525
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 2.6%
Caterpillar, Inc.	234,666	91,782,566
Snap-On, Inc.	50,370	14,592,693
Total		106,375,259
Professional Services 0.8%
Automatic Data Processing, Inc.	117,116	32,409,511
Total Industrials		358,547,286
Information Technology 30.4%
Communications Equipment 1.9%
Arista Networks, Inc.(a)	204,443	78,469,312
Semiconductors & Semiconductor Equipment 10.2%
Applied Materials, Inc.	59,111	11,943,377
NVIDIA Corp.	2,529,761	307,214,176
Qorvo, Inc.(a)	211,356	21,833,075
QUALCOMM, Inc.	476,183	80,974,919
Total		421,965,547
Software 10.9%
Crowdstrike Holdings, Inc., Class A(a)	51,436	14,426,255
Fortinet, Inc.(a)	326,092	25,288,435
Microsoft Corp.	602,555	259,279,417
Palo Alto Networks, Inc.(a)	128,384	43,881,651
Salesforce, Inc.	331,148	90,638,519
ServiceNow, Inc.(a)	22,685	20,289,237
Total		453,803,514
Technology Hardware, Storage & Peripherals 7.4%
Apple, Inc.(b)	1,132,836	263,950,788
NetApp, Inc.	328,626	40,588,597
Total		304,539,385
Total Information Technology		1,258,777,758
Materials 2.4%
Chemicals 1.2%
CF Industries Holdings, Inc.	573,617	49,216,339
Metals & Mining 1.2%
Steel Dynamics, Inc.	400,763	50,528,199
Total Materials		99,744,538
Columbia Variable Portfolio – Disciplined Core Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Disciplined Core Fund, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.6%
Hotel & Resort REITs 0.6%
Host Hotels & Resorts, Inc.	1,288,213	22,672,549
Specialized REITs 2.0%
American Tower Corp.	242,416	56,376,265
SBA Communications Corp.	116,315	27,997,020
Total		84,373,285
Total Real Estate		107,045,834
Utilities 2.2%
Electric Utilities 2.2%
Entergy Corp.	466,681	61,419,887
PG&E Corp.	1,446,764	28,602,524
Total		90,022,411
Total Utilities		90,022,411
Total Common Stocks (Cost $2,963,420,263)		4,091,969,181

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(c),(d)	58,082,987	58,077,179
Total Money Market Funds (Cost $58,065,882)		58,077,179
Total Investments in Securities (Cost: $3,021,486,145)		4,150,046,360
Other Assets & Liabilities, Net		(3,553,718)
Net Assets		4,146,492,642
At September 30, 2024, securities and/or cash totaling $8,621,000 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	227	12/2024	USD	65,991,738	1,716,125	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2024.
(d)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	59,146,914	390,407,674	(391,485,590)	8,181	58,077,179	6,563	1,911,797	58,082,987
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Variable Portfolio – Disciplined Core Fund  | 2024

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